Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended		208 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Revenue	$ 0	$ 0	$ 0
Operating expenses:
Research and development	597	2,075	69,765
Impairment of capital assets	0	0	386
Gain on deferred lease inducements	0	0	(497)
Acquired in-process research and development	0	0	13,094
General and administration	1,334	1,545	33,428
Loss from operations	(1,931)	(3,620)	(116,176)
Other income (expense):
Gain/(loss) on derivative warrants	3,777	(1,563)	7,034
Settlement of Cadherin Biomedical Inc. litigation	0	0	(1,283)
Interest expense	0	0	(19)
Other (expense)/income	(3)	(5)	256
Interest income	2	25	2,899
Total other income/(expense)	3,776	(1,543)	8,887
Net income/(loss) and total comprehensive income/(loss)	$ 1,845	$ (5,163)	$ (107,289)
Earnings/(loss) per share of common stock, basic (In dollars per share)	$ 0.06	$ (0.21)
Earnings/(loss) per share of common stock, diluted (In dollars per share)	$ 0.06	$ (0.21)
Weighted-average number of shares of common stock outstanding, basic (In shares)	29,158	25,158
Weighted-average number of shares of common stock outstanding, diluted (In shares)	31,714	25,158